Property, plant and equipment- Cash flow additions (Details) R in Millions, $ in Millions			12 Months Ended
	Jul. 03, 2018 CAD ($)	Jul. 03, 2018 ZAR (R)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2017 ZAR (R)	Jun. 30, 2016 ZAR (R)
Additions to property, plant and equipment (cash flow)
Current year additions			R 6,992	R 1,112	R 6,545
Adjustments for non-cash items			(6,278)	(722)	(2,241)
Adjustments for non-cash items, movement in environmental provisions capitalised			(178)	(324)	(1,282)
Adjustments for non-cash items, movement in long-term debt			(6,100)		(821)
Adjustments for non-cash items, other non-cash movements				(398)	(138)
Per the statement of cash flows			714	R 390	4,304
Air separation unit
Additions to property, plant and equipment (cash flow)
Current year additions			3,400
Lake Charles Chemicals Project
Additions to property, plant and equipment (cash flow)
Current year additions			R 1,800
Canadian shale gas asset
Additions to property, plant and equipment (cash flow)
Current year additions					4,160
Settlement of Funding Commitments on Canadian Assets
Settlement of funding commitment on Canadian assets	$ 75	R 780			R 3,339